INVESTMENTS - Investment Types (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Interests in Other Entities [Abstract]
Investments in publicly traded companies	$ 0	$ 1,200
Investments in private companies	118	53
Investments, measured at FVTOCI	118	1,253
Investments, associates and joint ventures	480	835
Total investments	$ 598	$ 2,088